Provisions	12 Months Ended
Oct. 31, 2019
Provisions [Abstract]
Provisions
24 Provisions

	October 31, 2019	October 31, 2018
	$m	$m
Onerous leases and dilapidations	34.2	35.1
Restructuring	36.4	50.7
Legal	5.7	7.0
Other	2.1	-
Total	78.4	92.8

Current	29.3	57.4
Non-current	49.1	35.4
Total	78.4	92.8

		Onerous leases and dilapidations	Restructuring	Legal	Other	Total
	Note	$m	$m	$m	$m	$m
At November 1, 2018		35.1	50.7	7.0	-	92.8

Acquisitions – Interset Software Inc.	38	-	-	-	0.7	0.7
Additional provision in the period		19.2	49.4	5.4	2.1	76.1
Released		(7.4)	(19.8)	(6.2)	-	(33.4)
Utilization of provision		(13.9)	(43.5)	(0.5)	(0.7)	(58.6)
Unwinding of discount		1.1	-	-	-	1.1
Effects of movements in exchange rates		0.1	(0.4)	-	-	(0.3)
At October 31, 2019		34.2	36.4	5.7	2.1	78.4

Current		9.5	12.0	5.7	2.1	29.3
Non-current		24.7	24.4	-	-	49.1
Total		34.2	36.4	5.7	2.1	78.4

		Onerous leases and dilapidations	Restructuring	Legal	Other	Total
	Note	$m	$m	$m	$m	$m
At May 1, 2017		16.3	12.1	3.2	0.5	32.1

Continuing operations:
Acquisitions – HPE Software business	38	11.3	21.4	36.5	-	69.2
Additional provision in the period		17.7	133.4	1.4	-	152.5
Released		(3.9)	(3.7)	(4.7)	(0.4)	(12.7)
Utilization of provision		(5.6)	(110.0)	(29.3)	(0.1)	(145.0)
Effects of movements in exchange rates		(0.7)	(2.5)	(0.1)	-	(3.3)

Discontinued operation:
Additional provision in the period		2.8	0.2	-	-	3.0
Reclassification of current assets classified as held for sale	37	(2.8)	(0.2)	-	-	(3.0)
At October 31, 2018		35.1	50.7	7.0	-	92.8

Current		11.2	39.2	7.0	-	57.4
Non-current		23.9	11.5	-	-	35.4
Total		35.1	50.7	7.0	-	92.8

Onerous leases and dilapidations provisions
The onerous lease and dilapidations provision relates to leased Group properties and this position is expected to be fully utilized within eight years. An additional provision of $19.2m was recorded in the 12 months ended October 31, 2019, mainly across European and US sites, as the property portfolio was reassessed, including planned site vacations and a review of obligations to restore leased property at the end of the lease period.

The provision was increased by $29.0m in the 18 months ended October 31, 2018, due to the acquisition of the HPE Software business ($11.3m) and relating to legal obligations to restore leased properties at the end of the lease period and a reassessment of sites across North America, United Kingdom, Israel and Australia ($17.7m). Provisions of $3.9m were released following the renegotiation/exit of leases of two North American properties.

Restructuring provisions
Restructuring provisions relate to severance resulting from headcount reductions. The majority of provisions are expected to be fully utilized within 24 months. Restructuring costs are reported within exceptional costs (note 4).

Legal provisions
Legal provisions include the directors’ best estimate of the likely outflow of economic benefits associated with on-going legal matters. Further information on legal matters can be found in note 35, contingent liabilities.

Other provisions
Other provisions during the 12 months ended October 31, 2019 relate to interest on uncertain tax provisions of $2.1m. Releases of other provisions during the 18 months ended October 31, 2018 relate to future fees no longer considered likely to be incurred.